Asbestos - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 AUD ($)	Mar. 31, 2025 USD ($)
Schedule Of Asbestos Claims [Line Items]
Secured standby loan facility maximum borrowing capacity	$ 320.0	$ 200.9
Central Estimate – Discounted and Inflated
Schedule Of Asbestos Claims [Line Items]
Discounted actuarial estimate, potential period shift	2 years
Discounted actuarial estimate, potential percent increase	19.00%	19.00%